Goodwill and Other Intangibles - Carrying Amount and Accumulated Amortization of Other Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 15,969	$ 18,212
Accumulated Amortization	(5,595)	(6,640)
Total amortization expense	10,374	11,572
Core deposits
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	15,969	18,212
Accumulated Amortization	(5,595)	(6,640)
Total amortization expense	$ 10,374	$ 11,572